Segment Information - Additional Information (Details) - Segment	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Number of reportable segment	3		3
Revenue | Customer Concentration Risk | Manufacturing Segment
Segment Reporting Information [Line Items]
Percentage of revenue	84.00%	86.00%	90.00%	97.00%
Revenue | Customer Concentration Risk | Proppant Production Segment
Segment Reporting Information [Line Items]
Percentage of revenue	69.00%	29.00%	40.00%	20.00%